Events Occurring After the Reporting Period	6 Months Ended
Dec. 31, 2023
Events Occurring After the Reporting Period [Abstract]
Events occurring after the reporting period
9	Events occurring after the reporting period

The following occurred after the Balance Date:

●	On 22 February 2024, the Company received a further 471,306 shares in Ateria Health Limited upon satisfying performance milestones. For further details refer to Note 4 (b)(i).

No other matter or circumstance has arisen since 31 December 2023 that has significantly affected, or may significantly affect the group’s operations, the results of those operations, or the group’s state of affairs in future financial periods.